Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Intangible assets [Abstract]
Summary of intangible assets

	Archived images	Developed technology	Brand names	Securities trading licenses and trading right	Total
	HK$	HK$	HK$	HK$	HK$

Net carrying amount as of January 1, 2021 and December 31, 2021	—	—	—	15,171,170	15,171,170
Acquired on acquisition of L’Officiel (Note 34(b))	3,901,193	—	720,352,596	—	724,253,789
Acquired on acquisition of AMTD Digital (Note 34(a))	—	36,191,200	1,374,576	—	37,565,776
Amortization charge during the year	—	(5,585,050)	(103,093)	—	(5,688,143)
Disposal of subsidiaries	—	—	—	(15,171,170)	(15,171,170)

Net carrying amount as of December 31, 2022	3,901,193	30,606,150	721,624,079	—	756,131,422

Summary of detailed information about useful lives of intangible assets	The intangible assets are amortized on a straight-line basis as follows:

Developed technology Brand names Archive images	7 years 20 years or indefinite useful lives Indefinite useful lives